Intangible assets - Deferred acquisition costs and other intangible assets (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets	£ 11,923	£ 11,011
Shareholder-backed
Deferred acquisition costs and other intangible assets
Deferred acquisition costs	10,095	9,233
Intangible assets other than goodwill	1,689	1,633	£ 1,577
Total of deferred acquisition costs and other intangible assets	11,784	10,866	10,755
Shareholder-backed | PVIF
Deferred acquisition costs and other intangible assets
Intangible assets other than goodwill	34	36	43
Shareholder-backed | Distribution rights and other intangible assets
Deferred acquisition costs and other intangible assets
Intangible assets other than goodwill	1,655	1,597
Shareholder-backed | Insurance contracts
Deferred acquisition costs and other intangible assets
Deferred acquisition costs	10,017	9,170	9,114
Shareholder-backed | Investment contracts
Deferred acquisition costs and other intangible assets
Deferred acquisition costs	78	63	£ 64
With-profits
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets	£ 139	£ 145